Provisions - Summary of Provisions for Termination Benefits (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 4,944
Additions	288
Amounts used during the period	(175)
Pension, Reversals	(203)
OCI	(1,562)
Ending balance	3,292
Non current provisions beginning balance	4,073
Non current provisions additions	288
Non current provisions OCI	(1,509)
Non current provisions Ending balance	2,852
Current provisions beginning balance	871
Current provisions Amounts used during period	(175)
Current provisions Reversals	(203)
Current provisions OCI	(53)
Current provisions Ending balance	440
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	4,073
Pension, Additions	288
OCI	(1,509)
Ending balance	2,852
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	508
Employee litigation and severance, Additions	0
Employee litigation and severance, Amounts used during the period	(175)
Employee litigation and severance, Reversals	(76)
Employee litigation and severance, OCI	(29)
Employee litigation and severance, Ending balance	228
Commercial litigation [member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	363
Commercial litigation, Additions	0
Commercial litigation, Amounts used during the period	0
Commercial litigation, Reversals	(127)
Commercial litigation, OCI	(24)
Commercial litigation, Ending balance	$ 212